UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09941

                             Ambassador Funds
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               (Exact name of registrant as specified in charter)

                             500 Griswold Street, Suite 2800
                             Detroit, MI 48226
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               (Address of principal executive offices) (Zip Code)

			      Brian T. Jeffries
                              Ambassador Capital Management, LLC
                              500 Griswold Street, Suite 2800
                              Detroit, MI 48226
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  313-961-3111
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                     Date of fiscal year end: July 31
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                     Date of reporting period: April 30, 2007
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


AMBASSADOR MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
APRIL 30, 2007





COMMERCIAL PAPER - 97.7%*
PRINCIPAL AMOUNT                                             MATURITY DATE         MARKET VALUE

Agricultural Operations - 4.4%
  5,776,000   Cargill Global Funding PLC (b), 5.260%             05/23/07            $5,757,433
 10,296,000   Cargill Global Funding PLC (b), 5.310%             05/01/07            10,296,000
                                                                                 --------------
                                                                                     16,053,433

Banking-U.S. - 10.5%
  5,000,000   Falcon Asset Securitization Corp. (b), 5.260%      05/21/07             4,985,389
  7,000,000   Falcon Asset Securitization Corp. (b), 5.240%      06/08/07             6,961,282
  5,151,000   Falcon Asset Securitization Corp. (b), 5.270%      05/04/07             5,148,738
  5,000,000   Fountain Square Commercial
                 Funding Corp. (b), 5.240%                       06/19/07             4,964,339
  5,000,000   Galaxy Funding, Inc. (b), 5.240%                   05/18/07             4,987,628
  5,000,000   Galaxy Funding, Inc. (b), 5.240%                   05/11/07             4,992,722
  6,000,000   Market Square Funding (b), 5.260%                  05/18/07             5,985,097
                                                                                 --------------
                                                                                     38,025,195

Banking-Foreign-Asian - 3.8%
  6,400,000   Bryant Park Funding LLC (b), 5.270%                05/10/07             6,391,568
  7,500,000   Bryant Park Funding LLC (b), 5.230%                06/25/07             7,440,073
                                                                                 --------------
                                                                                     13,831,641

Banking-Foreign-Canadian - 8.0%
  4,583,000   Fairway Finance Corp. (b), 5.255%                  05/02/07             4,582,331
  3,782,000   Fairway Finance Corp. (b), 5.260%                  05/18/07             3,772,606
  5,123,000   Fairway Finance Corp. (b), 5.250%                  06/08/07             5,094,610
 11,750,000   Liberty Street Funding Co. (b), 5.270%             05/07/07            11,739,680
  4,000,000   Liberty Street Funding Co. (b), 5.260%             05/25/07             3,985,973
                                                                                 --------------
                                                                                     29,175,200

Banking-Foreign-Denmark - 4.4%
  4,178,000   Danske Corp. 5.195%                                08/13/07             4,115,298
  6,000,000   Danske Corp. 5.255%                                05/08/07             5,993,869
  5,940,000   Danske Corp. 5.250%                                05/21/07             5,922,675
                                                                                 --------------
                                                                                     16,031,842

Banking-Foreign-French - 8.2%
  7,500,000   Barton Capital Corp. (b), 5.200%                   07/13/07             7,420,916
  6,967,000   Barton Capital Corp. (b), 5.260%                   05/16/07             6,951,731
  5,240,000   Starbird Funding Corp. (b), 5.270%                 05/02/07             5,239,233
  5,000,000   Starbird Funding Corp. (b), 5.240%                 06/18/07             4,965,067
  5,000,000   Starbird Funding Corp. (b), 5.280%                 05/08/07             4,994,867
                                                                                 --------------
                                                                                     29,571,814

Banking-Foreign-German - 9.1%
  4,237,000   Beethoven Funding Corp. (b), 5.290%                05/18/07             4,226,416
  5,000,000   Beethoven Funding Corp. (b), 5.270%                06/08/07             4,972,186
  2,000,000   Beethoven Funding Corp. (b), 5.260%                06/25/07             1,983,928
  5,048,000   Giro Balanced Funding Corp. (b), 5.280%            05/11/07             5,040,596
  3,851,000   Giro Balanced Funding Corp. (b), 5.270%            05/22/07             3,839,161
  5,000,000   Hannover Funding Corp. (b), 5.280%                 06/07/07             4,972,867
  8,000,000   Hannover Funding Corp. (b), 5.270%                 05/09/07             7,990,631
                                                                                 --------------
                                                                                     33,025,785

Banking-Foreign-Netherlands - 6.7%
  4,000,000   Amsterdam Funding Corp. (b), 5.250%                05/22/07             3,987,750
  9,363,000   Neptune Funding Corp. (b), 5.255%                  07/06/07             9,272,795
  5,032,000   Neptune Funding Corp. (b), 5.260%                  07/20/07             4,973,182
  4,000,000   Windmill Funding Corp. (b), 5.260%                 05/16/07             3,991,233
  2,024,000   Windmill Funding Corp. (b), 5.270%                 05/09/07             2,021,630
                                                                                 --------------
                                                                                     24,246,590

Beverages-Non-Alcholic - 3.7%
  8,500,000   Coca Cola Enterprises (b), 5.250%                  05/10/07             8,488,844
  5,000,000   Coca Cola Enterprises (b), 5.250%                  05/17/07             4,988,333
                                                                                 --------------
                                                                                     13,477,177

Conglomerate - 2.7%
  6,550,000   Edison Asset Securitization LLC (b), 5.260%        05/07/07             6,544,258
  3,357,000   UBS Finance Delaware LLC 5.240%                    05/01/07             3,357,000
                                                                                 --------------
                                                                                      9,901,258

Construction Machinery - 4.5%
  1,030,000   Dealers Capital Access 5.200%                      05/30/07             1,025,686
  6,500,000   Dealers Capital Access 5.280%                      05/02/07             6,499,047
  4,000,000   Dealers Capital Access 5.240%                      09/07/07             3,924,893
  5,000,000   Dealers Capital Access 5.200%                      08/31/07             4,911,889
                                                                                 --------------
                                                                                     16,361,515

Finance - 10.6%
  7,000,000   Clipper Receivables Corp. 5.260%                   05/01/07             7,000,000
  3,000,000   Dexia Delaware LLC 5.245%                          05/01/07             3,000,000
  5,000,000   Dexia Delaware LLC 5.195%                          08/10/07             4,927,126
  7,450,000   Dexia Delaware LLC 5.235%                          05/04/07             7,446,750
  6,000,000   Galleon Capital Corp. 5.270%                       05/03/07             5,998,243
  5,000,000   National City Credit Corp. 5.240%                  05/14/07             4,990,539
  5,000,000   National Rural Utilities 5.270%                    05/10/07             4,993,412
                                                                                 --------------
                                                                                     38,356,070

Finance-Auto - 4.1%
  5,000,000   Daimlerchrysler Revolving
                 Auto Conduit LLC 5.240%                         05/25/07             4,982,533
 10,000,000   Paccar Financial Corp. 5.230%                      05/04/07             9,995,642
                                                                                 --------------
                                                                                     14,978,175

Finance-Other Services - 2.1%
  7,500,000   Govco Incorp. (b), 5.230%                          05/21/07             7,478,208


Insurance - 14.9%
  8,000,000   Allstate Corp. (b), 5.250%                         05/02/07             7,998,833
  6,000,000   Autobahn Funding Co. LLC (b), 5.300%               05/15/07             5,987,633
  5,000,000   Autobahn Funding Co. LLC (b), 5.280%               05/09/07             4,994,133
  5,755,000   Autobahn Funding Co. LLC (b), 5.280%               05/21/07             5,738,119
  4,000,000   Co-Operative Assoc. of Tractor Dealers-B 5.200%    06/05/07             3,979,778
  5,010,000   Co-Operative Assoc. of Tractor Dealers-B 5.200%    06/13/07             4,978,883
  6,000,000   Co-Operative Assoc. of Tractor Dealers-B 5.270%    05/15/07             5,987,703
  7,500,000   Triple A One Funding Corp. (b), 5.280%             05/08/07             7,492,300
  7,000,000   Triple A One Funding Corp. (b), 5.260%             05/16/07             6,984,658
                                                                                 --------------
                                                                                     54,142,040

                                                                                 --------------
TOTAL COMMERCIAL PAPER                                                              354,655,943


CERTIFICATES OF DEPOSIT - 2.7% (c)
PRINCIPAL AMOUNT

  4,000,000   Flagstar Bank 5.330%                               07/16/07             4,000,000
  2,000,000   Huntington National Bank 5.360%                    07/31/07             2,000,000
  2,000,000   Mercantile Bank 5.350%                             07/24/07             2,000,000
  2,000,000   The Private Bank 5.300%                            05/03/07             2,000,000

                                                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT                                                        10,000,000


                                                                                 --------------
TOTAL INVESTMENTS - 100.4%                                                          364,655,943
  (COST $364,655,943)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.4%)                                           (1,490,800)
                                                                                 --------------

TOTAL NET ASSETS - 100%                                                            $363,165,143
                                                                                 ==============




(a) Cost and value, for federal income tax purposes and financial reporting purposes, are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933 and is deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c)  Illiquid, non-negotiable securities.


*  Rate presented indicates the effective yield at time of purchase.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
     (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Brian T. Jeffries
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                          Brian T. Jeffires, Principal Executive Officer

Date                      May 31, 2007
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(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Lynn H. Waterloo
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                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 31, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  Brian T. Jeffries
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                          Brian T. Jeffries, Principal Executive Officer

Date                      May 31, 2007
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By (Signature and Title)* /s/  LYNN H. WATERLOO
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                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 31, 2007
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